Financial Expense, Net	12 Months Ended
Dec. 31, 2017
Financial Expense, Net [Abstract]
FINANCIAL EXPENSE, NET
NOTE 11:	FINANCIAL EXPENSE, NET

	Year ended December 31,
	2017	2016	2015

Income:
Interest on cash and cash equivalents	$2	$1	$1
Foreign currency exchange differences, net	-	-	78

	2	1	79

Expenses:
Change in fair value of embedded conversion feature on convertible notes	(1,349)	-	-
Interest and accretion of discount	(735)	(20)	(288)
Foreign currency exchange differences, net	(248)	(88)	-
Other	(50)	(40)	(34)

	(2,382)	(148)	(322)

	$(2,380)	$(147)	$(243)